Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Purchase an aggregate shares	6,616,116	5,908,876
Federal depository insurance coverage (in Dollars)	$ 250,000